Fair Value of Options Measured based on Monte Carlo Simulation Mode, Predetermined Market Condition Only (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Predetermined Market Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.66%
Expected dividend yield			0.00%
Volatility			62.00%
Predetermined Market Condition | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			4 years 5 months 27 days
Fair value of options at grant date			$ 0.6
Predetermined Market Condition | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			5 years
Fair value of options at grant date			$ 0.69
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.85%
Expected life (years)	2 years 10 months 24 days
Expected dividend yield	0.00%
Volatility	78.00%
Fair value of options at grant date	$ 0.93	$ 0.93